Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Loss Before Income Tax Expense	Loss before income tax expense is incurred in the following major jurisdictions:
	For the years ended December 31,
	2021	2022	2023
Hong Kong and others	$(26,411,409)	$(6,279,083)	$(20,963,797)
PRC (except Hong Kong)	(6,279,691)	(6,510,228)	(7,991,886)
Total income/(loss) before income tax expense	$(32,691,100)	$(12,789,311)	$(28,955,683)

Schedule of Income Tax Provision	The income tax provision consists of the following components:
For the years ended December 31,
	2021	2022	2023
Current income tax expenses	$-	$-	$-
Deferred income tax	-	-	-
Total income tax expenses	$-	$-	$-

Schedule of Income Tax Payable	As of December 31, 2022 and 2023, the income tax payable are summarized below:
	As of December 31,
	2022	2023
Income tax payable	$-	$-

Schedule of Reconciliation Between Group’s Actual Provision for Income Taxes and the Provision at the PRC	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended December 31,
	2021	2022	2023
Income/(loss) before income tax expense	$(32,691,100)	$(12,789,311)	$(28,955,683)
Computed income tax expense/(benefit) with PRC statutory tax rate	(8,172,773)	(3,197,328)	(7,238,922)
Effect on tax rates in different tax jurisdictions*	6,493,153	1,400,583	5,009,215
Effect of preferential tax treatments	368,479	255,877	118,428
Additional deduction for R&D expenses	(812,466)	(807,514)	(755,923)
Tax effect of non-deductible items and others	1,035	431	244,997
Changes in valuation allowance	2,122,572	2,347,951	2,622,205
Income tax expense/(benefit)	$-	$-	$-

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands. The loss of the Company in the jurisdiction of Cayman Islands was primarily a result of share-based compensation expense.

Schedule of Components of Deferred Tax Assets	As of December 31, 2022 and 2023, the significant components of the deferred tax assets are summarized below:
	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for credit losses	$33,022	$33,686
Inventory impairment	4,118	4,000
Impairment loss of intangible assets	445,153	432,444
Net operating loss carried forward	9,048,531	9,730,306
Total deferred tax assets	9,530,824	10,200,436
Valuation allowance	(9,530,824)	(10,200,436)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Movement of Valuation Allowance	As of December 31, 2022 and 2023, the movement of valuation allowance are as follows:
	As of December 31,
	2022	2023
Balance at the beginning of the year	$(8,261,464)	$(9,530,824)
Additions of valuation allowance	(2,347,951)	(2,622,205)
Net operating loss expiration	408,596	2,332,748
Foreign currency translation adjustment	669,995	(380,155)
Balance at the end of the year	$(9,530,824)	$(10,200,436)